Note 14 - Financial Instruments with Off-Balance Sheet Risk (Details) (Office, Facilities and Equipment [Member])	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Note 14 - Financial Instruments with Off-Balance Sheet Risk (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	1 year
Maximum [Member]
Note 14 - Financial Instruments with Off-Balance Sheet Risk (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	10 years